Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,881,672.37
Previously Paid Amount	37,546.86
Total Fee Amount	37,684.96
Total Offset Amount	0.00
Net Fee	$ 138.10
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A